RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.RELATED PARTY TRANSACTIONS

The details of related party balances as of December 31, 2013 and 2014 and transactions for the years ended December 31, 2012, 2013 and 2014 are as follows:

(1)	Amount due from related party

	Amount due from
	related party
	December 31,
	2013	2014

Amounts due from Beijing Lebai Education Consulting Co., Ltd. (“Lebai”) (i)	2,631	170

(i)

As of December 31, 2014, the Company had an aggregate 14.33% equity interest in Firstleap Education and Jin Xin, the Chief Executive Officer of the Company and Chirstine Lu-Wong, the Chief Financial Officer of the Company are appointed the board members of Firstleap.

In November 2012, Xueda Information signed a three-party loan agreement with Lebai, an affiliate of Firstleap, and Bank of Beijing whereby the Company loaned RMB10 million (equivalent to $1,592) to Lebai through Bank of Beijing for a period from November 18, 2012 to May 28, 2013 at an annual interest rate of 10%. This loan was fully repaid in 2013.

In December 2013, Xuecheng Century provided two unsecured loans to Lebai, in a total amount of RMB16 million (equivalent to $2,631), to support Lebai’s business operations. Such loans are for a period from December 2013 to April 2014 and bear an interest rate of 4% per annum. The loan has been collected in May 2014 and there was no unsettled balance as of December 31, 2014.

As of December 31 2014, Xuecheng Century had account receivables of $170 related to rental income generated from Lebai.

(2)	Transactions with related parties

	Years ended December 31,
	2012	2013	2014
Advertising services provided by Beijing 58 Information and Technology Co., Ltd. (“Beijing 58”) (ii)	141	101	—

Advertising services provided by Beijing Chengshi Wanglin Information and Technology Co., Ltd. (“ChengshiWanglin”) (ii)	153	11	67

Total	294	112	67

Rental income generated from Lebai	99	159	177
Tutoring related services income generated from Lebai	—	117	—

Total	99	276	177

(ii)

Yao Jinbo is director and a beneficial owner of the Company and also the chairman and shareholder of Beijing 58 and ChengshiWanglin. Beijing 58 and Chengshi Wanglin provided advertisement services to the Group. There was no unsettled balance as of December 31, 2013 and 2014.